CASH, CASH EQUIVALENTS AND BANK DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Amount of Cash and Cash Equivalents and Bank Deposits by Original Maturity

As of December 31, 2011 and 2012, the amount of cash and cash equivalents and bank deposits by original maturity was as follows:

	December 31,
	2011	2012
	RMB	RMB

Cash and cash equivalents	767,885	371,256

Short-term time deposits with maturity over three months but within one year	43,000	237,100

Long-term time deposits with maturity between one and two years	169,000	20,000